N-2 - USD ($)			3 Months Ended																							12 Months Ended
		May 20, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024		Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024		Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020		Jul. 31, 2019	Jul. 31, 2018 [2]	Oct. 31, 2017	Oct. 31, 2016 [3]	Jul. 31, 2017	Jul. 31, 2016 [3]
Cover [Abstract]
Entity Central Index Key		0001501072
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-293325
Investment Company Act File Number		811-22472
Document Type		N-2
Document Registration Statement		true
Pre-Effective Amendment		true
Pre-Effective Amendment Number		1
Post-Effective Amendment		false
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		41
Entity Registrant Name		RIVERNORTH OPPORTUNITIES FUND, INC.
Entity Address, Address Line One		360 South Rosemary Avenue
Entity Address, Address Line Two		Suite 1420
Entity Address, City or Town		West Palm Beach
Entity Address, State or Province		FL
Entity Address, Postal Zip Code		33401
City Area Code		303
Local Phone Number		623-2577
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses	As a Percentage of Offering Price
Sales Load	--%*
Offering Expenses Borne by Common Shareholders of the Fund	--%*
Dividend Reinvestment Plan Fees(1)	--*
Preferred Shares Offering Expenses Borne by the Fund (as a percentage of net assets attributable to Common Shares)	--%*
*	The applicable prospectus supplement to be used in connection with any sales of Common Shares or Preferred Shares will set forth any applicable sales load and the estimated offering expenses borne by the Fund under an Offering.

(1)	There will be no brokerage charges with respect to Common Shares issued directly by the Fund under the dividend reinvestment plan. You will pay brokerage charges in connection with open market purchases or if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

As a Percentage of Net Assets Attributable to Common Shares (Assuming the Use of Leverage Equal to 23.89% of the Fund’s Managed Assets)
Annual Expenses
Management fee(2)	1.72%
Leverage costs (3)	0.05%
Dividends on Preferred Shares(4)	1.91%
Dividend and Interest Expense on Short Sales	0.03%
Other expenses	0.04%
Acquired fund fees and expenses(5)	1.36%
Total annual expenses	5.11%

The purpose of the table above and the example below is to help you understand the fees and expenses that you, as a Common Shareholder, would bear directly or indirectly. The expenses shown in the table under “Other Expenses” and “Total annual expenses” assume that the Fund has not issued any additional Common Shares.

(2)	The management fee paid by the Fund to the Adviser is essentially an all-in fee structure (the “unified management fee”), including the fee paid to the Adviser for advisory, supervisory, administrative, shareholder servicing and other services. However, the Fund (and not the Adviser) will be responsible for certain additional fees and expenses, which are reflected in the table above, that are not covered by the unified management fee. The unified management fee is charged as a percentage of the Fund’s average daily Managed Assets, as opposed to net assets. With leverage, Managed Assets are greater in amount than net assets, because Managed Assets include assets attributable to the Fund’s use of leverage created by its borrowings. In addition, the mark-to-market value of the Fund’s derivatives will be used for purposes of calculating Managed Assets. The management fee of 1.30% of the Fund’s Managed Assets represents 1.72% of net assets attributable to Common Shares assuming the use of leverage in an amount of 23.89% of the Fund’s Managed Assets.
(3)	“Leverage costs” are estimated to reflect actual leverage outstanding as of December 31, 2025 and estimated interest and associated costs. Actual leverage costs incurred in the future may be higher or lower as the actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of leverage and variations in market interest rates. See “Use of Leverage.”

(4)	As December 31, 2025, the Fund has issued 3,910,000 shares of 6.00% Series A Preferred Stock with a liquidation preference of $97,750,000.

(5)	The “Acquired Fund Fees and Expenses” disclosed above are based on the expense ratios for the most recent fiscal year of the Underlying Funds in which the Fund anticipates investing, which may change substantially over time and, therefore, significantly affect Acquired Fund Fees and Expenses. These amounts are based on the total expense ratio disclosed in each Underlying Fund’s most recent stockholder report. Some of the Underlying Funds in which the Fund intends to invest charge incentive fees based on the Underlying Funds’ performance. The 1.36% shown as Acquired Fund Fees and Expenses reflects estimated operating expenses of the Underlying Funds and transaction-related fees. Certain Underlying Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.00%, which are included in “Acquired Fund Fees and Expenses,” as applicable. The Acquired Fund Fees and Expenses disclosed above, however, do not reflect any performance-based fees or allocations paid by the Underlying Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Underlying Funds. Future Underlying Funds’ fees and expenses may be substantially higher or lower because certain fees may be based on the performance of the Underlying Funds, which may fluctuate over time. Acquired Fund Fees and Expenses are borne indirectly by the Fund, but they will not be reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

Example(6)

The example illustrates the expenses you would pay on a $1,000 investment in Common Shares, assuming (1) “Total annual expenses” of 5.11% of net assets attributable to Common Shares, and (2) a 5% annual return.

	1 year	3 years	5 years	10 years
Total Expenses Incurred	$51	$153	$255	$508

The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those assumed.

(6)	The example does not include sales load or estimated offering costs. The example should not be considered a representation of future expenses. The example assumes that the estimated “Other Expenses” set forth in the table are accurate and that all dividends and distributions are reinvested at net asset value and that the Fund is engaged in leverage of 23.89% of Managed Assets, assuming interest and fees on leverage of 5.88%, including the interest and unused borrowing fee paid on the line of credit under the BNP Credit Agreement (defined below), as well as the Fund’s continued use of Preferred Shares. The cost of leverage is expressed as a blended interest/dividend rate, representing the weighted average cost of the Fund’s leverage, including borrowings under the BNP Credit Agreement and dividends on the Fund’s Preferred Shares. Actual expenses may be greater or less than those shown. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.

Purpose of Fee Table , Note [Text Block]

The following table shows estimated Fund expenses as a percentage of net assets attributable to Common Shares. The expenses shown in the table and related footnotes, along with the example, are based on the Fund’s capital structure as of December 31, 2025. Actual expenses may be greater or less than those shown below.

Management Fee not based on Net Assets, Note [Text Block]		The unified management fee is charged as a percentage of the Fund’s average daily Managed Assets, as opposed to net assets.
Acquired Fund Fees and Expenses, Note [Text Block]		The “Acquired Fund Fees and Expenses” disclosed above are based on the expense ratios for the most recent fiscal year of the Underlying Funds in which the Fund anticipates investing, which may change substantially over time and, therefore, significantly affect Acquired Fund Fees and Expenses. These amounts are based on the total expense ratio disclosed in each Underlying Fund’s most recent stockholder report. Some of the Underlying Funds in which the Fund intends to invest charge incentive fees based on the Underlying Funds’ performance. The 1.36% shown as Acquired Fund Fees and Expenses reflects estimated operating expenses of the Underlying Funds and transaction-related fees. Certain Underlying Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.00%, which are included in “Acquired Fund Fees and Expenses,” as applicable. The Acquired Fund Fees and Expenses disclosed above, however, do not reflect any performance-based fees or allocations paid by the Underlying Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Underlying Funds. Future Underlying Funds’ fees and expenses may be substantially higher or lower because certain fees may be based on the performance of the Underlying Funds, which may fluctuate over time. Acquired Fund Fees and Expenses are borne indirectly by the Fund, but they will not be reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.
Acquired Fund Fees Estimated, Note [Text Block]		The 1.36% shown as Acquired Fund Fees and Expenses reflects estimated operating expenses of the Underlying Funds and transaction-related fees.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

INFORMATION REGARDING SENIOR SECURITIES

The following table sets forth certain information regarding the Fund’s senior securities as of the end of the Fund’s prior fiscal years since the Fund’s inception and for the six months ended December 31, 2025. Audited information regarding the Fund’s senior securities is incorporated by reference from the Fund’s Form N-CSR. The Fund’s senior securities during this time period are comprised of outstanding indebtedness and Series A Preferred Stock, which each constitute a “senior security” as defined in the 1940 Act.

Senior Securities Representing Indebtedness

Period/Fiscal Year Ended	Senior Securities	Average Amount Outstanding[1]	Asset Coverage Per $1,000[2]	Involuntary Liquidating Preference per Unit	Average Market Value Per Unit (3)
December 31, 2025 (unaudited)	Series A Preferred Stock	$97,750,000	$113(2)	$25.00	$23.23
December 31, 2025 (unaudited)	Credit Facility	$10,000,000	$35,123(5)	–	–
June 30, 2025	Series A Preferred Stock	$97,750,000	$94(2)	$25.00	$23.45
June 30, 2024(1)	Series A Preferred Stock	$97,750,000	$95(2)	$25.00	$23.04
July 31, 2023	Series A Preferred Stock	$97,750,000	$93(2)	$25.00	$23.40
July 31, 2022	Series A Preferred Stock	$97,750,000	$89(2)	$25.00	$24.41
July 31, 2021	None	–	–	–	–
July 31, 2020	Credit Facility	$7,500,000(4)	$19,556(5)	–	–
July 31, 2019	None	–	–	–	–
July 31, 2018(6)	None	–	–	–	–
October 31, 2017	None	–	–	–	–
October 31, 2016(7)	None	–	–	–	–

(1)	On May 15, 2024, the Board approved changing the fiscal year-end of the Fund from July 31 to June 30.
(2)	The asset coverage ratio for a class of senior securities representing stock is calculated as the Fund’s total assets, less all liabilities and indebtedness not represented by the Fund’s senior securities, divided by secured senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of secured senior securities which are stock. With respect to the Preferred Stock, the asset coverage per share is expressed in terms of dollar amounts per share of outstanding Preferred Stock (based on a liquidation preference of $25).
(3)	Represents the average of the daily closing market price per share as reported on the NYSE during the respective period.
(4)	Average amount outstanding represents the principal amount owed by the Fund to lenders under credit facility arrangements in place at the time.
(5)	The asset coverage ratio for the credit facility is calculated by subtracting the Fund’s total liabilities (excluding the principal amount of loan payable) from the Fund’s total assets and dividing by the principal amount of the loan payable and then multiplying by $1,000.
(6)	Effective July 16, 2018, the Board approved changing the fiscal year-end of the Fund from October 31 to July 31.
(7)	For the period December 24, 2015, commencement of operations, to October 31, 2016.

Senior Securities Amount	[1]																						$ 0									$ 0			$ 0	$ 0			$ 0	$ 0
Senior Securities Coverage per Unit	[4]																						$ 0									$ 0			$ 0	$ 0	$ 0	$ 0
Preferred Stock Liquidating Preference																							0									0			0	0			$ 0	$ 0
Senior Securities Average Market Value per Unit	[5]																															$ 0			$ 0	$ 0	$ 0	$ 0
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE, STRATEGIES AND POLICIES

The information in “Investment Objective, Strategies and Policies” is set forth in the Fund’s annual report on Form N-CSR for the year ended June 30, 2025 in the section entitled “Summary of Updated Information Regarding the Fund,” which is incorporated by reference into this Prospectus, and in any future filings we may file with the SEC that are incorporated by reference into this Prospectus. See “Incorporation by Reference” below for more information.

Risk Factors [Table Text Block]

RISKS

The information in “Risks” is set forth in the Fund’s most recent annual report on Form N-CSR for the year ended June 30, 2025 in the section entitled “Summary of Updated Information Regarding the Fund - Risk Factors”, which is incorporated by reference into this Prospectus, and in any future filings we may file with the SEC that are incorporated by reference into this Prospectus. See “Incorporation by Reference” below for more information.

Effects of Leverage [Text Block]

USE OF LEVERAGE

The Fund may borrow money and/or issue preferred stock, notes or debt securities for investment purposes. These practices are known as leveraging. The Fund may utilize leverage to purchase portfolio securities and for portfolio or cash management purposes. The Fund also may borrow money as a temporary measure for extraordinary or emergency purposes, including settlement of securities transactions, which otherwise might require untimely dispositions of the Fund’s portfolio securities. The Fund currently anticipates that if employed, leverage will primarily be obtained through the use of bank borrowings or other similar term loans. The Underlying Funds and SPACs that the Fund invests in may also use leverage. The Fund may be subject to certain restrictions on investments imposed by lenders or by one or more rating agencies that may issue ratings for any senior securities issued by the Fund. Borrowing covenants or rating agency guidelines may impose asset coverage or Fund composition requirements that are more stringent than those imposed on the Fund by the Investment Company Act of 1940, as amended (the “1940 Act”).

On November 25, 2020, the Fund entered into a $65,000,000 credit agreement for margin financing with Pershing LLC, which was amended and restated as of March 20, 2022 (the “Pershing Credit Agreement”). The Pershing Credit Agreement permitted the Fund to borrow at an interest rate of 0.85% plus the Overnight Bank Funding Rate. The Fund did not utilize the Pershing Credit Agreement during the year ended June 30, 2025. There was no outstanding balance on the Pershing Credit Agreement as of June 30, 2025 or as of December 31, 2025. As of February 6, 2026, the Fund terminated the Pershing Credit Agreement.

On March 9, 2023, the Fund entered into a credit agreement with BNP Paribas (“BNP Credit Agreement”). The BNP Credit Agreement permits the Fund to borrow funds that are collateralized by assets held at BNP Paribas pursuant to the agreement. Under the terms of the BNP Credit Agreement, the Fund may borrow up to $25,000,000 bearing an interest rate of the Overnight Bank Funding Rate plus a fixed rate determined by the securities pledged as collateral. Any unused portion of the BNP Credit Agreement is subject to a commitment fee of 0.50% of the unused portion of the facility until a utilization of 80% or greater is met. The Fund did not utilize the BNP Credit Agreement for the year ended June 30, 2025. There was no outstanding balance on the BNP Credit Agreement as of June 30, 2025. As of December 31, 2025, there was $10 million outstanding on the BNP Credit Agreement.

The provisions of the 1940 Act further provide that the Fund may borrow or issue notes or debt securities in an amount up to 33 1/3% of its total assets or may issue preferred shares in an amount up to 50% of the Fund’s total assets (including the proceeds from leverage).

The Fund may enter into derivatives or other transactions (e.g., total return swaps) that may provide leverage (other than through borrowings or the issuance of preferred shares). The Fund also invests in reverse repurchase agreements, total return swaps and derivatives or other transactions with leverage embedded in them in a limited manner or subject to a limit on leverage risk calculated based on value-at-risk, as required by Rule 18f-4 under the 1940 Act.

However, these transactions will entail additional expenses (e.g., transaction costs) which will be borne by the Fund. These types of transactions have the potential to increase returns to Common Stockholders, but they also involve additional risks. This additional leverage will increase the volatility of the Fund’s investment portfolio and could result in larger losses than if the transactions were not entered into. However, to the extent that the Fund enters into offsetting transactions or owns positions covering its obligations, the leveraging effect is expected to be minimized or eliminated.

Under the 1940 Act, the Fund is not permitted to incur indebtedness unless immediately after doing so the Fund has an asset coverage of at least 300% of the aggregate outstanding principal balance of indebtedness (i.e., such indebtedness may not exceed 33 1/3% of the value of the Fund’s total assets including the amount borrowed). Additionally, under the 1940 Act, the Fund may not declare any dividend or other distribution upon any class of its shares, or purchase any such shares, unless the aggregate indebtedness of the Fund has, at the time of the declaration of any such dividend or distribution or at the time of any such purchase, asset coverage of at least 300% after deducting the amount of such dividend, distribution, or purchase price, as the case may be. With respect to the asset coverage for preferred stock, under the 1940 Act, the Fund is not permitted to issue preferred stock unless immediately after such issuance the total asset value of the Fund’s portfolio is at least 200% of the liquidation value of the outstanding preferred stock (i.e., such liquidation value may not exceed 50% of the Fund’s Managed Assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares unless, at the time of such declaration, the NAV of the Fund’s portfolio (determined after deducting the amount of such dividend or other distribution) is at least 200% of such liquidation value of the preferred stock. If preferred stock is issued, the Fund intends, to the extent possible, to purchase or redeem shares, from time to time, to maintain coverage of any preferred stock of at least 200%. Normally, holders of Common Shares will elect the directors of the Fund except that the holders of any preferred stock will elect two directors. In the event the Fund failed to pay dividends on its preferred stock for two years, holders of preferred stock would be entitled to elect a majority of the directors until the dividends are paid.

Effects of Leverage

Assuming the utilization of leverage through a combination of borrowings under the issuance of Preferred Shares by the Fund in the aggregate amount of approximately 23.89% of the Fund’s Managed Assets as of December 31, 2025, at a weighted average interest rate or payment rate of 5.88% payable on such leverage, the annual return that the Fund’s portfolio (net of expenses) in order to cover its leverage costs would be 1.40%. Of course, these numbers are merely estimates for illustration. Actual interest or payment rates on the leverage utilized by the Fund will vary frequently and may be significantly higher or lower than the rate estimated above.

Effects of Leverage [Table Text Block]
Assumed Portfolio Return	-10.00%	-5.00%	0.00%	5.00%	10.00%
Common Share Total Return	-14.99%	-8.42%	-1.85%	4.72%	11.29%

Return at Minus Ten [Percent]		(14.99%)
Return at Minus Five [Percent]		(8.42%)
Return at Zero [Percent]		(1.85%)
Return at Plus Five [Percent]		4.72%
Return at Plus Ten [Percent]		11.29%
Effects of Leverage, Purpose [Text Block]

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on total return on Common Shares, assuming investment portfolio total returns (comprised of income, net expenses and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. The table below reflects the Fund’s continued use of Preferred Shares as of December 31, 2025 as a percentage of total Managed Assets (including assets attributable to such leverage), and the annual return that the Fund’s portfolio must experience (net of expenses) in order to cover such costs. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of what the Fund’s investment portfolio returns will be. In other words, the Fund’s actual returns may be greater or less than those appearing in the table below. The table further reflects the use of leverage representing approximately 23.89% of the Fund’s Managed Assets and estimated leverage costs of 5.88%.

Share Price [Table Text Block]

Quarter Ended		Market Price(1)		NAV(2)		Market Premium (Discount) to NAV(3)
		High	Low	Market High	Market Low	Market High	Market Low
2026	March 31	$12.11	$11.01	$12.66	$12.15	-4.34%	-5.74%
2025	December 31	$11.98	$11.14	$12.99	$12.37	-7.78%	-9.92%
	September 30	$12.50	$11.93	$12.67	$12.84	-1.34%	-7.09%
	June 30	$12.26	$10.42	$12.51	$11.38	-2.00%	-8.44%
	March 31	$12.49	$11.64	$12.69	$12.15	-1.58%	-4.20%
2024	December 31	$12.95	$11.48	$12.77	$12.22	1.41%	-6.06%
	September 30	$12.92	$11.81	$12.78	$12.32	1.10%	-4.14%
	June 30(4)	$12.32	$11.94	$12.66	$12.34	-2.69%	-3.24%
	April 30	$12.09	$11.26	$12.68	$12.14	-4.65%	-7.25%
	January 31	$11.55	$9.94	$12.51	$11.44	-7.67%	-13.11%

Quarter Ended		Market Price(1)		NAV(2)		Market Premium (Discount) to NAV(3)
		High	Low	Market High	Market Low	Market High	Market Low
2023	October 31	$11.51	$9.67	$12.28	$11.27	-6.27%	-14.20%
	July 31	$11.51	$10.96	$12.32	$12.23	-6.57%	-10.38%
	April 30	$12.50	$10.89	$12.82	$12.24	-2.50%	-11.03%
	January 31	$13.29	$11.74	$12.73	$12.30	4.40%	-4.55%
2022	October 31	$15.20	$11.85	$13.82	$12.29	9.99%	-3.58%
	July 31	$15.10	$12.56	$14.06	$13.01	7.40%	-3.46%
	April 30	$16.68	$14.78	$15.87	$15.31	5.10%	-3.46%
	January 31	$17.69	$14.86	$17.09	$15.64	3.51%	-4.99%
2021	October 31	$18.75	$16.71	$17.12	$16.87	9.52%	-0.95%
	July 31	$18.75	$16.75	$17.24	$17.02	8.76%	-1.59%
	April 30	$17.88	$16.71	$17.23	$16.61	3.77%	0.60%
	January 31	$17.07	$13.81	$16.48	$14.53	3.58%	-4.96%

(1)	Based on high and low closing market price for the respective quarter.
(2)	Based on the NAV calculated on the day of the high and low closing market prices, as applicable, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).
(3)	Calculated based on the information presented.
(4)	For the fiscal quarter from May 1, 2024 to June 30, 2024 due to the change in the fiscal year end effective May 15, 2024.

The last reported sale price, NAV per share and percentage discount to NAV per share of the common shares as of February 27, 2026 were $12.03, $12.29 and 2.1%, respectively. As of that same date, the Fund had 27,371,263 common shares outstanding and net assets of the Fund were $336,338,558.

Share Price		$ 12.03
NAV Per Share		$ 12.29
Latest Premium (Discount) to NAV [Percent]		2.10%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF THE FUND’S SECURITIES

The following summary of the terms of the common and preferred shares of the Fund does not purport to be complete and is subject to and qualified in its entirety by reference to the Maryland General Corporation Law, and to the Fund’s Charter and the Fund’s Bylaws, copies of which are filed as exhibits to this Registration Statement.

The Fund is authorized to issue 33,590,000 shares of common stock, $0.0001 par value per share. The Board has also authorized the issuance of up to 3,910,000 shares of Series A Preferred Stock.

In general, stockholders or subscribers for the Fund’s stock have no personal liability for the debts and obligations of the Fund because of their status as stockholders or subscribers, except to the extent that the subscription price or other agreed consideration for the stock has not been paid.

Under the Fund’s Charter, the Board is authorized to classify and reclassify any unissued shares of stock into other classes or series of stock and authorize the issuance of shares of stock without obtaining stockholder approval. Also, the Fund’s Board, with the approval of a majority of the entire Board, but without any action by the stockholders of the Fund, may amend the Fund’s Charter from time to time to increase or decrease the aggregate number of shares of stock of the Fund or the number of shares of stock of any class or series that the Fund has authority to issue.

Common Shares

The Common Shares to be issued in an offering will be, upon payment as described in this Prospectus, fully paid and non-assessable. The Common Shares have no preemptive, conversion, exchange, appraisal or redemption rights, and each share has equal voting, dividend, distribution and liquidation rights.

Common Stockholders are entitled to receive dividends if and when the Board declares dividends from funds legally available. Whenever Preferred Shares or borrowings are outstanding, Common Stockholders will not be entitled to receive any distributions from the Fund unless all accrued dividends on any Preferred Shares and interest and principal payments on borrowings have been paid, and unless the applicable asset coverage requirements under the 1940 Act would be satisfied after giving effect to the distribution as described above.

In the event of the Fund’s liquidation, dissolution or winding up, Common Stockholders would be entitled to share ratably in all of the Fund’s assets that are legally available for distribution after the Fund pays all debts and other liabilities and subject to any preferential rights of holders of Preferred Shares, if any Preferred Shares are outstanding at such time.

Common Stockholders are entitled to one vote per share. All voting rights for the election of Directors are noncumulative, which means that, if no Preferred Shares were outstanding, the holders of more than 50% of the Common Shares would elect 100% of the Directors then nominated for election if they choose to do so and, in such event, the holders of the remaining Common Shares would not be able to elect any Directors. Holders of outstanding Preferred Shares are entitled to vote as a separate class on a one-vote-per-share basis to elect two Directors of the Fund at all times. Holders of Common Shares and Preferred Shares, voting together as a single class, shall elect the balance of the Fund’s Directors.

The Fund’s Charter authorizes the Board to classify and reclassify any unissued Common Shares into other classes or series of stock. Prior to issuance of shares of each class or series, the Board is required by Maryland law and by the Fund’s Charter to set the terms, preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series. Thus, the Board could authorize the issuance of stock of a class of series with terms and conditions that could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for holders of the Fund’s Common Shares or otherwise be in their best interest. As of the date of this Prospectus, the Fund has no plans to classify or reclassify any unissued Common Shares.

Under the rules of the NYSE applicable to listed companies, the Fund is required to hold an annual meeting of stockholders in each year.

The provisions of the 1940 Act generally require that the public offering price (less underwriting commissions and discounts) of common shares sold by a closed-end investment company must equal or exceed the NAV of such company’s common shares (calculated within 48 hours of the pricing of such offering), unless such a sale is made in connection with an offering to existing holders of shares of common stock or with the consent of a majority of its common stockholders. The Fund may, from time to time, seek the consent of Common Stockholders to permit the issuance and sale by the Fund of Common Shares at a price below the Fund’s then- current NAV, subject to certain conditions. If such consent is obtained, the Fund may, contemporaneous with and in no event more than one year following the receipt of such consent, sell Common Shares at a price below NAV in accordance with any conditions adopted in connection with the giving of such consent. Additional information regarding any consent of Common Stockholders obtained by the Fund and the applicable conditions imposed on the issuance and sale by the Fund of Common Shares at a price below NAV will be disclosed in the Prospectus Supplement relating to any such offering of Common Shares at a price below NAV. Until such consent of Common Stockholders, if any, is obtained, the Fund may not sell Common Shares at a price below NAV. Because the Fund’s advisory fee is based upon average Managed Assets, the Adviser’s interest in recommending the issuance and sale of Common Shares at a price below NAV may conflict with the interests of the Fund and its Common Stockholders.

Outstanding Securities [Table Text Block]

The following table provides information about the Fund’s outstanding securities as of December 31, 2025:

Title of Class	Shares Authorized	Shares Held by the Fund or for Its Account	Shares Outstanding
Common Stock	33,590,000	-	27,371,263
Series A Preferred Stock	3,910,000		3,910,000

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		360 South Rosemary Avenue
Entity Address, Address Line Two		Suite 1420
Entity Address, City or Town		West Palm Beach
Entity Address, State or Province		FL
Entity Address, Postal Zip Code		33401
Contact Personnel Name		Marcus L. Collins
Common Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[6]
Dividend Reinvestment and Cash Purchase Fees	[6],[7]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[6]
Other Transaction Expense 2 [Percent]	[6]
Management Fees [Percent]	[8]	1.72%
Interest Expenses on Borrowings [Percent]	[9]	0.05%
Dividend Expenses on Preferred Shares [Percent]	[10]	1.91%
Dividend and Interest Expenses on Short Sales [Percent]		0.03%
Acquired Fund Fees and Expenses [Percent]	[11]	1.36%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]		0.04%
Total Annual Expenses [Percent]		5.11%
Expense Example, Year 01	[12]	$ 51
Expense Example, Years 1 to 3	[12]	153
Expense Example, Years 1 to 5	[12]	255
Expense Example, Years 1 to 10	[12]	$ 508
General Description of Registrant [Abstract]
Lowest Price or Bid	[13]		$ 11.01	$ 11.14	$ 11.93	$ 10.42	$ 11.64	$ 11.48	$ 11.81	$ 11.94	[14]	$ 11.26	$ 9.94	$ 9.67	$ 10.96	$ 10.89	$ 11.74	$ 11.85	$ 12.56	$ 14.78	$ 14.86	$ 16.71	16.75	$ 16.71	$ 13.81
Highest Price or Bid	[13]		12.11	11.98	12.50	12.26	12.49	12.95	12.92	12.32	[14]	12.09	11.55	11.51	11.51	12.50	13.29	15.20	15.10	16.68	17.69	18.75	18.75	17.88	17.07
Lowest Price or Bid, NAV	[15]		12.15	12.37	12.84	11.38	12.15	12.22	12.32	12.34	[14]	12.14	11.44	11.27	12.23	12.24	12.30	12.29	13.01	15.31	15.64	16.87	17.02	16.61	14.53
Highest Price or Bid, NAV	[15]		$ 12.66	$ 12.99	$ 12.67	$ 12.51	$ 12.69	$ 12.77	$ 12.78	$ 12.66	[14]	$ 12.68	$ 12.51	$ 12.28	$ 12.32	$ 12.82	$ 12.73	$ 13.82	$ 14.06	$ 15.87	$ 17.09	$ 17.12	$ 17.24	$ 17.23	$ 16.48
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[16]		(4.34%)	(7.78%)	(1.34%)	(2.00%)	(1.58%)	1.41%	1.10%	(2.69%)	[14]	(4.65%)	(7.67%)	(6.27%)	(6.57%)	(2.50%)	4.40%	9.99%	7.40%	5.10%	3.51%	9.52%	8.76%	3.77%	3.58%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[16]		(5.74%)	(9.92%)	(7.09%)	(8.44%)	(4.20%)	(6.06%)	(4.14%)	(3.24%)	[14]	(7.25%)	(13.11%)	(14.20%)	(10.38%)	(11.03%)	(4.55%)	(3.58%)	(3.46%)	(3.46%)	(4.99%)	(0.95%)	(1.59%)	0.60%	(4.96%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common Shares
Security Dividends [Text Block]		Common Stockholders are entitled to receive dividends if and when the Board declares dividends from funds legally available. Whenever Preferred Shares or borrowings are outstanding, Common Stockholders will not be entitled to receive any distributions from the Fund unless all accrued dividends on any Preferred Shares and interest and principal payments on borrowings have been paid, and unless the applicable asset coverage requirements under the 1940 Act would be satisfied after giving effect to the distribution as described above.
Security Voting Rights [Text Block]		Common Stockholders are entitled to one vote per share. All voting rights for the election of Directors are noncumulative, which means that, if no Preferred Shares were outstanding, the holders of more than 50% of the Common Shares would elect 100% of the Directors then nominated for election if they choose to do so and, in such event, the holders of the remaining Common Shares would not be able to elect any Directors. Holders of outstanding Preferred Shares are entitled to vote as a separate class on a one-vote-per-share basis to elect two Directors of the Fund at all times. Holders of Common Shares and Preferred Shares, voting together as a single class, shall elect the balance of the Fund’s Directors.
Security Liquidation Rights [Text Block]		In the event of the Fund’s liquidation, dissolution or winding up, Common Stockholders would be entitled to share ratably in all of the Fund’s assets that are legally available for distribution after the Fund pays all debts and other liabilities and subject to any preferential rights of holders of Preferred Shares, if any Preferred Shares are outstanding at such time.
Security Preemptive and Other Rights [Text Block]		The Common Shares have no preemptive, conversion, exchange, appraisal or redemption rights, and each share has equal voting, dividend, distribution and liquidation rights.
Outstanding Security, Title [Text Block]		Common Stock
Outstanding Security, Authorized [Shares]		33,590,000
Outstanding Security, Held [Shares]		(0)
Outstanding Security, Not Held [Shares]		27,371,263
Series A Preferred Stocks [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[1]			$ 97,750,000		$ 97,750,000				$ 97,750,000					$ 97,750,000				$ 97,750,000							$ 97,750,000	$ 97,750,000	$ 97,750,000		$ 97,750,000	$ 97,750,000
Senior Securities Coverage per Unit	[4]			$ 113		$ 94				$ 95	[1]				$ 93				$ 89							$ 113	$ 94	$ 95	[1]	$ 93	$ 89
Preferred Stock Liquidating Preference				$ 25.00		$ 25.00				$ 25.00	[1]				$ 25.00				$ 25.00							25.00	25.00	25.00	[1]	25.00	25.00
Senior Securities Average Market Value per Unit	[5]																									$ 23.23	$ 23.45	$ 23.04	[1]	$ 23.40	$ 24.41
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Preferred Stock
Security Dividends [Text Block]		Holders of Series A Preferred Stock are entitled to receive, when, as and if declared by, or under authority granted by, the Board, out of funds legally available therefore, cumulative cash dividends and distributions at the rate of 6.00% per annum of the $25.00 per share liquidation preference on the Series A Preferred Stock. Dividends and distributions on Series A Preferred Stock are payable quarterly on February 15, May 15, August 15 and November 15 or, in each case, if such date is not a business day, the next succeeding business day, without any interest or other payment in respect of such delay, commencing on May 15, 2022.
Security Voting Rights [Text Block]		Among other requirements, including other voting rights, the 1940 Act requires that the holders of any Preferred Shares, voting separately as a single class, have the right to elect at least two directors at all times. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any Preferred Shares would have the right to elect a majority of the Fund’s directors at any time two years’ dividends on any Preferred Shares are unpaid.
Security Liquidation Rights [Text Block]		Preferred Shares of the Fund would be senior to the common shares with respect to the payment of dividends and the distributions of the assets of the Fund upon liquidation. In addition, all Preferred Shares of the Fund would be pari passu (or on equal footing) with one another and junior to the Fund’s senior securities representing indebtedness. See “Use of Leverage”.
Outstanding Security, Title [Text Block]		Series A Preferred Stock
Outstanding Security, Authorized [Shares]		3,910,000
Outstanding Security, Not Held [Shares]		3,910,000
Credit Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[1]			$ 10,000,000																						$ 10,000,000							$ 7,500,000	[17]
Senior Securities Coverage per Unit	[4],[18]			$ 35,123																						$ 35,123							$ 19,556
Preferred Stock Liquidating Preference				$ 0																						0							0
Senior Securities Average Market Value per Unit	[5]																									$ 0							$ 0

[1]	On May 15, 2024, the Board approved changing the fiscal year-end of the Fund from July 31 to June 30.
[2]	Effective July 16, 2018, the Board approved changing the fiscal year-end of the Fund from October 31 to July 31.
[3]	For the period December 24, 2015, commencement of operations, to October 31, 2016.
[4]	The asset coverage ratio for a class of senior securities representing stock is calculated as the Fund’s total assets, less all liabilities and indebtedness not represented by the Fund’s senior securities, divided by secured senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of secured senior securities which are stock. With respect to the Preferred Stock, the asset coverage per share is expressed in terms of dollar amounts per share of outstanding Preferred Stock (based on a liquidation preference of $25).
[5]	Represents the average of the daily closing market price per share as reported on the NYSE during the respective period.
[6]	The applicable prospectus supplement to be used in connection with any sales of Common Shares or Preferred Shares will set forth any applicable sales load and the estimated offering expenses borne by the Fund under an Offering.
[7]	There will be no brokerage charges with respect to Common Shares issued directly by the Fund under the dividend reinvestment plan. You will pay brokerage charges in connection with open market purchases or if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.
[8]	The management fee paid by the Fund to the Adviser is essentially an all-in fee structure (the “unified management fee”), including the fee paid to the Adviser for advisory, supervisory, administrative, shareholder servicing and other services. However, the Fund (and not the Adviser) will be responsible for certain additional fees and expenses, which are reflected in the table above, that are not covered by the unified management fee. The unified management fee is charged as a percentage of the Fund’s average daily Managed Assets, as opposed to net assets. With leverage, Managed Assets are greater in amount than net assets, because Managed Assets include assets attributable to the Fund’s use of leverage created by its borrowings. In addition, the mark-to-market value of the Fund’s derivatives will be used for purposes of calculating Managed Assets. The management fee of 1.30% of the Fund’s Managed Assets represents 1.72% of net assets attributable to Common Shares assuming the use of leverage in an amount of 23.89% of the Fund’s Managed Assets.
[9]	“Leverage costs” are estimated to reflect actual leverage outstanding as of December 31, 2025 and estimated interest and associated costs. Actual leverage costs incurred in the future may be higher or lower as the actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of leverage and variations in market interest rates. See “Use of Leverage.”
[10]	As December 31, 2025, the Fund has issued 3,910,000 shares of 6.00% Series A Preferred Stock with a liquidation preference of $97,750,000.
[11]	The “Acquired Fund Fees and Expenses” disclosed above are based on the expense ratios for the most recent fiscal year of the Underlying Funds in which the Fund anticipates investing, which may change substantially over time and, therefore, significantly affect Acquired Fund Fees and Expenses. These amounts are based on the total expense ratio disclosed in each Underlying Fund’s most recent stockholder report. Some of the Underlying Funds in which the Fund intends to invest charge incentive fees based on the Underlying Funds’ performance. The 1.36% shown as Acquired Fund Fees and Expenses reflects estimated operating expenses of the Underlying Funds and transaction-related fees. Certain Underlying Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.00%, which are included in “Acquired Fund Fees and Expenses,” as applicable. The Acquired Fund Fees and Expenses disclosed above, however, do not reflect any performance-based fees or allocations paid by the Underlying Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Underlying Funds. Future Underlying Funds’ fees and expenses may be substantially higher or lower because certain fees may be based on the performance of the Underlying Funds, which may fluctuate over time. Acquired Fund Fees and Expenses are borne indirectly by the Fund, but they will not be reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.
[12]	The example does not include sales load or estimated offering costs. The example should not be considered a representation of future expenses. The example assumes that the estimated “Other Expenses” set forth in the table are accurate and that all dividends and distributions are reinvested at net asset value and that the Fund is engaged in leverage of 23.89% of Managed Assets, assuming interest and fees on leverage of 5.88%, including the interest and unused borrowing fee paid on the line of credit under the BNP Credit Agreement (defined below), as well as the Fund’s continued use of Preferred Shares. The cost of leverage is expressed as a blended interest/dividend rate, representing the weighted average cost of the Fund’s leverage, including borrowings under the BNP Credit Agreement and dividends on the Fund’s Preferred Shares. Actual expenses may be greater or less than those shown. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.
[13]	Based on high and low closing market price for the respective quarter.
[14]	For the fiscal quarter from May 1, 2024 to June 30, 2024 due to the change in the fiscal year end effective May 15, 2024.
[15]	Based on the NAV calculated on the day of the high and low closing market prices, as applicable, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).
[16]	Calculated based on the information presented.
[17]	Average amount outstanding represents the principal amount owed by the Fund to lenders under credit facility arrangements in place at the time.
[18]	The asset coverage ratio for the credit facility is calculated by subtracting the Fund’s total liabilities (excluding the principal amount of loan payable) from the Fund’s total assets and dividing by the principal amount of the loan payable and then multiplying by $1,000.